LOSS ON DE-CONSOLIDATION OF SUBSIDIARIES 1 (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			3 Months Ended
	Jul. 15, 2014 vessel	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Number of vessels owned through ITCL	4
Loss from de-consolidation of subsidiaries		$ 12,415	$ 0	$ 0
Debt Amortized Discount from Bond Buyback Sale		(1,629)	(1,820)
Windsor Group [Member]
Schedule of Equity Method Investments [Line Items]
Loss from de-consolidation of subsidiaries					12,400
First Preferred Mortgage Term Notes due 2021 [Member] | Windsor Group [Member]
Schedule of Equity Method Investments [Line Items]
Debt Amortized Discount from Bond Buyback Sale					$ 8,800
8.04% First Preferred Mortgage Term Notes
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum					7.84%